Additional Financial Information (Non-Cash Investing and Financing Activities) (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Non-cash investing activities
Issuance of common shares related to acquisitions and mergers	$ 0.0	$ 1,327.7	$ 57.0
Accrued purchase consideration for dissenting shareholders	0.0	797.3	0.0
Non-cash financing activities
Accrued dividends	19.1	0.0	13.2
Starz
Non-cash investing activities
Issuance of Starz share-based payment replacement awards	0.0	186.5	0.0
Conversion of Convertible Senior Subordinated Notes | Convertible Senior Subordinated Notes
Non-cash financing activities
Conversions of convertible senior subordinated notes	$ 0.0	$ 41.9	$ 16.2